Employee Benefit Plans, defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefits
Description of defined contribution plan	TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for certain employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $17 million, $16 million and $16 million in 2016, 2015 and 2014, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS’ contributions to the 401(k) plan were $27 million, $26 million and $25 million in 2016, 2015 and 2014, respectively.
Pension
Employee benefits
Defined contribution cost	$ 17	$ 16	$ 16
401(k)
Employee benefits
Defined contribution cost	$ 27	$ 26	$ 25